Note 4 - Property and Equipment (Details) - Property and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment [Abstract]
Land and land improvements	$ 11,887	$ 11,814
Buildings and improvements	19,610	19,501
Machinery and equipment	3,088	3,023
Vehicles	455	311
Office furniture and equipment	3,488	3,052
Construction in progress	2,591
	41,119	37,701
Less: accumulated depreciation and amortization	(13,556)	(12,524)
Property and equipment, net	$ 27,563	$ 25,177